Operating Lease	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
OPERATING LEASE
28	OPERATING LEASE

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Short-term leases	257,243	232,081	449,408	100,530

The Company has elected not to recognise right-of-use assets and lease liabilities for certain short-term leases that have lease terms of 12 months or less. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.